ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the follows:

	As of December 31,
	2011	2012

Accrued payroll and welfare	$4,093	$4,766
Deposit payable	3,513	698
Other tax payable	1,262	2,802
Deferred income from ADS depositary	787	364
Accrued staff disbursement	755	824
Accrued professional fees	310	213
Accrued dividends to noncontrolling
shareholders of Xianglong	-	663
Other liabilities	556	669

	$11,276	$10,999